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                      SUPPLEMENT DATED JANUARY 1, 1998 TO
                        PROSPECTUS DATED MAY 1, 1997 FOR

     INDIVIDUAL MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                                   ISSUED BY

                       NATIONWIDE LIFE INSURANCE COMPANY

                                     BY ITS

                        NATIONWIDE VARIABLE ACCOUNT - II



THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. THE FOLLOWING SENTENCE REPLACES THE FOURTH SENTENCE OF THE FIRST PARAGRAPH LOCATED ON PAGE 1 OF THE PROSPECTUS:

The Contracts are sold either as Non-Qualified Contracts; as investment only contracts issued to qualified pension, profit-sharing or stock bonus plans as defined by Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"); Individual Retirement Annuities with contributions rolled-over or transferred from certain tax-qualified plans such as Tax Sheltered Annuity Plans, Qualified Plans or Individual Retirement Annuities; or as Tax Sheltered Annuities with contributions rolled-over or transferred from other Tax Sheltered Annuity Plans.

2. THE FOLLOWING INFORMATION REPLACES THE FIRST AND SECOND PARAGRAPHS OF THE "SYNOPSIS" SECTION LOCATED ON PAGE 13 OF THE PROSPECTUS:

The following types of Contracts are described in this prospectus: (1) Non-Qualified; (2) investment only contracts issued to qualified pension, profit-sharing or stock bonus plans as defined by Section 401(a) of the Code;
(3) Individual Retirement Annuities, with contributions rolled-over or transferred from certain tax-qualified plans such as Tax Sheltered Annuity Plans, Qualified Plans or Individual Retirement Annuities; and (4) Tax Sheltered Annuities, with contributions rolled-over or transferred from other Tax Sheltered Annuities.

The initial first year Purchase Payment for Contracts issued as Non-Qualified Contracts, Individual Retirement Annuities or Tax Sheltered Annuities must be at least $15,000 and subsequent Purchase Payments, if any, must be at least $1,000. In addition, any amounts allocated to the Guaranteed Term Option(s) must be at least $1,000. Please refer to the prospectus for the Guaranteed Term Option(s) for additional details regarding Purchase Payments made to the Guaranteed Term Option(s). For investment only contracts issued to qualified pension, profit-sharing or stock bonus plans as defined by Section 401(a) of the Code, the initial Purchase Payment must be at least $100,000 and subsequent Purchase Payments, if any, at least $15,000. Subsequent Purchase Payments for any Contract described in this prospectus are not permitted for Contracts issued in the states of New York, Oregon and Washington, and may not be permitted in other states under certain circumstances. The cumulative total of all Purchase Payments may not exceed $1,000,000 without the prior consent of the Company (see "Allocation of Purchase Payments and Contract Value").

3. THE FOLLOWING INFORMATION REPLACES THE SECOND PARAGRAPH OF THE "ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUE" PROVISION LOCATED ON PAGE 23 OF THE PROSPECTUS:

The initial first year Purchase Payment for Contracts issued as Non-Qualified Contracts, Individual Retirement Annuities or Tax Sheltered Annuities must be at least $15,000 and subsequent Purchase Payments, if any, must be at least $1,000. In addition, any amounts allocated to the Guaranteed Term Option(s) must be at least $1,000. Please refer to the prospectus for the Guaranteed Term Option(s) for additional details regarding Purchase Payments made to the Guaranteed Term Option(s). For investment only contracts issued to qualified pension, profit-sharing or stock bonus plans as defined by Section 401(a) of the Code, the initial Purchase Payment must be at least $100,000 and subsequent Purchase Payments, if any, at least $15,000. Subsequent Purchase Payments for any type of Contract described in this prospectus, are not permitted for Contracts issued in the states of New York, Oregon and Washington, and may not be permitted in other states under certain circumstances. The cumulative total of all Purchase Payments may not exceed $1,000,000 without the prior consent of the Company.

4. THE INVESTMENT MANAGER FOR PORTFOLIOS LOCATED IN THE WARBURG PINCUS TRUST (SEE PAGE 54 OF THE PROSPECTUS) HAS CHANGED ITS NAME FROM WARBURG, PINCUS COUNSELLORS, INC. TO WARBURG PINCUS ASSET MANAGEMENT, INC., EFFECTIVE OCTOBER 15, 1997.